Other-Financial Assets : Changes in the allowance for doubtful accounts of Loans and receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts [Abstract]
Beginning balance	₩ 8,948	₩ 4,532	₩ 0
Bad debt expense	22	2,465	4,352
Other	(4,018)	1,951	180
Ending balance	₩ 4,952	₩ 8,948	₩ 4,532